T. ROWE PRICE U.S. HIGH YIELD FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 90.9%
Automotive 2.4%
Clarios Global, 8.50%, 5/15/27 (1)	3,066	3,242
Ford Motor Credit, 3.815%, 11/2/27	2,840	2,773
Ford Motor Credit, 5.113%, 5/3/29	2,575	2,697
		8,712
Basic Industry 8.8%
Allegheny Technologies, 5.875%, 12/1/27	1,940	1,862
Allegheny Technologies, 7.875%, 8/15/23	3,574	3,762
Atotech Alpha 2, 8.75%, 6/1/23 (1)(2)	2,975	3,005
Cleveland-Cliffs, 6.75%, 3/15/26 (1)	3,420	3,497
Core & Main Holdings, 8.625%, 9/15/24 (1)(2)	3,395	3,471
CVR Partners, 9.25%, 6/15/23 (1)	5,180	5,115
Element Solutions, 3.875%, 9/1/28 (1)	1,940	1,976
First Quantum Minerals, 7.25%, 5/15/22 (1)	2,703	2,695
Kaiser Aluminum, 4.625%, 3/1/28 (1)	3,450	3,390
Warrior Met Coal, 8.00%, 11/1/24 (1)	3,255	3,345
		32,118
Cable Operators 0.9%
CCO Holdings, 5.00%, 2/1/28 (1)	3,245	3,440
		3,440
Capital Goods 3.8%
ARD Finance, 6.50%, 6/30/27 (1)(2)	3,430	3,533
Flex Acquisition, 6.875%, 1/15/25 (1)	1,576	1,603
Granite U. S. Holdings, 11.00%, 10/1/27 (1)	2,945	3,092
Mauser Packaging Solutions, 7.25%, 4/15/25 (1)	2,075	2,013
TransDigm, 6.375%, 6/15/26	3,465	3,539
Welbilt, 9.50%, 2/15/24	185	188
		13,968

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Goods 3.2%
Herbalife Nutrition, 7.875%, 9/1/25 (1)	3,530	3,892
JBS Investments II, 7.00%, 1/15/26 (1)	2,720	2,934
Sigma Holdco, 7.875%, 5/15/26 (1)	4,690	4,743
		11,569
Energy 14.9%
CNX Resources, 7.25%, 3/14/27 (1)	3,595	3,739
Comstock Resources, 9.75%, 8/15/26	3,245	3,456
CVR Energy, 5.25%, 2/15/25 (1)	1,460	1,383
CVR Energy, 5.75%, 2/15/28 (1)	2,175	1,968
Harvest Midstream I, 7.50%, 9/1/28 (1)	1,455	1,506
Hilcorp Energy I, 5.00%, 12/1/24 (1)	3,285	3,113
MEG Energy, 7.125%, 2/1/27 (1)	3,690	3,496
Northern Oil & Gas, 8.50%, 5/15/23 (2)	1,574	1,346
Occidental Petroleum, 2.70%, 8/15/22	1,917	1,883
Occidental Petroleum, 4.10%, 2/1/21	764	763
Occidental Petroleum, 6.375%, 9/1/28	350	353
Occidental Petroleum, 6.625%, 9/1/30	390	403
Occidental Petroleum, 8.50%, 7/15/27	1,765	1,953
PDC Energy, 5.75%, 5/15/26	4,045	4,111
Rockpoint Gas Storage, 7.00%, 3/31/23 (1)	3,740	3,459
Southwestern Energy, 8.375%, 9/15/28	1,740	1,792
Sunoco, 5.50%, 2/15/26	2,683	2,763
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	3,585	3,343
Targa Resources Partners, 6.50%, 7/15/27	6,295	6,783
Transocean Pontus, 6.125%, 8/1/25 (1)	3,237	2,865
USA Compression Partners, 6.875%, 9/1/27	3,400	3,519
		53,997
Financial Services 2.3%
Advisor Group Holdings, 10.75%, 8/1/27 (1)	3,435	3,487
AG Issuer, 6.25%, 3/1/28 (1)	1,705	1,718

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
PRA Group, 7.375%, 9/1/25 (1)	2,905	3,079
		8,284
Health Care 4.8%
DaVita, 3.75%, 2/15/31 (1)	3,485	3,472
Emergent Biosolutions, 3.875%, 8/15/28 (1)	3,535	3,597
LifePoint Health, 4.375%, 2/15/27 (1)	3,500	3,482
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	4,070	4,212
Tenet Healthcare, 6.75%, 6/15/23	600	641
Tenet Healthcare, 6.875%, 11/15/31	415	403
Tenet Healthcare, 7.00%, 8/1/25	1,474	1,522
		17,329
Insurance 1.3%
AssuredPartners, 7.00%, 8/15/25 (1)	3,950	4,029
HUB International, 7.00%, 5/1/26 (1)	765	794
		4,823
Leisure 8.8%
Boyd Gaming, 6.375%, 4/1/26	2,179	2,272
Boyd Gaming, 8.625%, 6/1/25 (1)	1,003	1,103
Caesars Resort Collection, 5.25%, 10/15/25 (1)	3,200	3,056
Carnival, 11.50%, 4/1/23 (1)	3,103	3,460
Live Nation Entertainment, 4.875%, 11/1/24 (1)	3,026	2,950
MGM Resorts International, 6.75%, 5/1/25	3,390	3,619
Royal Caribbean Cruises, 5.25%, 11/15/22	3,030	2,712
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1)	3,475	3,666
Silversea Cruise Finance, 7.25%, 2/1/25 (1)	2,957	2,964
Six Flags Entertainment, 4.875%, 7/31/24 (1)	916	887
Station Casinos, 4.50%, 2/15/28 (1)	3,860	3,667
Studio City Finance, 6.00%, 7/15/25 (1)	1,385	1,469
		31,825

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lodging 1.0%
XHR, 6.375%, 8/15/25 (1)	3,570	3,664
		3,664
Media 8.9%
Clear Channel International, 6.625%, 8/1/25 (1)	405	419
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	4,022	3,942
Diamond Sports Group, 6.625%, 8/15/27 (1)	1,160	652
Entercom Media, 7.25%, 11/1/24 (1)	3,010	2,408
iHeartCommunications, 8.375%, 5/1/27	4,360	4,393
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	1,335	1,365
Meredith, 6.875%, 2/1/26	3,760	3,285
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	4,515	4,769
Sinclair Television Group, 5.50%, 3/1/30 (1)	3,440	3,354
Terrier Media Buyer, 8.875%, 12/15/27 (1)	4,300	4,440
Univision Communications, 9.50%, 5/1/25 (1)	3,150	3,449
		32,476
Metals & Mining 0.1%
Novelis, 4.75%, 1/30/30 (1)	388	393
		393
Real Estate 0.9%
RHP Hotel Properties, 4.75%, 10/15/27	2,150	1,972
RHP Hotel Properties, 5.00%, 4/15/23	1,215	1,191
		3,163
Retail 9.4%
Carvana, 8.875%, 10/1/23 (1)	3,380	3,519
eG Global Finance, 6.75%, 2/7/25 (1)	3,515	3,634
G-III Apparel Group, 7.875%, 8/15/25 (1)	1,935	1,937
Gap, 8.625%, 5/15/25 (1)	3,185	3,555
IRB Holding, 6.75%, 2/15/26 (1)	6,775	6,885
Lithia Motors, 4.625%, 12/15/27 (1)	3,450	3,631
Macy's, 8.375%, 6/15/25 (1)	3,610	3,791

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Macy's Retail Holdings, 3.875%, 1/15/22	1,676	1,573
Parkland, 5.875%, 7/15/27 (1)	2,450	2,625
WW International, 8.625%, 12/1/25 (1)	2,651	2,800
		33,950
Services 4.9%
Allied Universal Holdco, 9.75%, 7/15/27 (1)	1,074	1,189
Capitol Investment Merger Sub 2, 10.00%, 8/1/24 (1)	3,765	3,944
H&E Equipment Services, 5.625%, 9/1/25	3,015	3,121
Herc Holdings, 5.50%, 7/15/27 (1)	3,525	3,684
Iron Mountain, 4.875%, 9/15/27 (1)	2,073	2,153
Iron Mountain, 5.00%, 7/15/28 (1)	1,450	1,504
Maxim Crane Works Holdings Capital, 10.125%, 8/1/24 (1)	2,300	2,280
		17,875
Technology & Electronics 3.0%
NCR, 5.00%, 10/1/28 (1)	1,435	1,442
NCR, 5.75%, 9/1/27 (1)	2,249	2,367
Veritas U. S. , 7.50%, 9/1/25 (1)	3,575	3,709
Xerox Holdings, 5.00%, 8/15/25 (1)	3,495	3,530
		11,048
Telecommunications 9.6%
Altice France Holding, 6.00%, 2/15/28 (1)	3,339	3,331
C&W Senior Financing, 6.875%, 9/15/27 (1)	1,000	1,050
Consolidated Communications, 6.50%, 10/1/22	4,045	3,964
DKT Finance, 9.375%, 6/17/23 (1)	3,500	3,561
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	4,530	4,836
Level 3 Financing, 3.625%, 1/15/29 (1)	2,905	2,920
Sable International Finance, 5.75%, 9/7/27 (1)	2,210	2,336
Telesat Canada, 6.50%, 10/15/27 (1)	3,654	3,754
Viasat, 6.50%, 7/15/28 (1)	3,045	3,140
Windstream Escrow, 7.75%, 8/15/28 (1)	5,820	5,820
		34,712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 1.9%
Delta Air Lines, 7.375%, 1/15/26	1,815	1,888
Teekay Offshore Partners, 8.50%, 7/15/23 (1)	3,348	2,946
United Airlines Holdings, 4.875%, 1/15/25	2,235	1,933
		6,767
Total Corporate Bonds (Cost $318,349)		330,113

BANK LOANS 1.7% (3)
Consumer Goods 0.8%
Coty, FRN, 3M USD LIBOR + 2.25%, 2.405%, 4/7/25 3M USD
LIBOR	3,477	3,047
		3,047
Financial Services 0.6%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 3/20/25 (4)	2,320	2,283
		2,283
Leisure 0.3%
Caesars Resort Collection, FRN, 1M USD LIBOR + 4.50%,
7/21/25 (4)	935	905
		905
Total Bank Loans (Cost $6,628)		6,235

COMMON STOCKS 0.2%
Transportation 0.2%
Delta Air Lines	20	617
Total Common Stocks (Cost $928)		617

PREFERRED STOCKS 1.2%
Energy 0.7%
Crestwood Equity Partners, 9.25% (5)	396	2,486
		2,486

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Financial Services 0.5%

Ladenburg Thalmann Financial Services, 6.50%, 11/30/27	110	1,729

		1,729

Total Preferred Stocks (Cost $4,794)		4,215

SHORT-TERM INVESTMENTS 5.9%

MONEY MARKET FUNDS 5.9%

T. Rowe Price Government Reserve Fund, 0.11% (6)(7)	21,323	21,323

Total Short-Term Investments (Cost $21,323)		21,323

Total Investments in Securities 99.9%
(Cost $352,022)		$362,503
Other Assets Less Liabilities 0.1%		502
Net Assets 100.0%		$363,005

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $247,736 and represents 68.2% of net assets.
(2)	Security has the ability to pay in-kind or pay in cash. When applicable,
	separate rates of such payments are disclosed.
(3)	Bank loan positions may involve multiple underlying tranches. In those
	instances, the position presented reflects the aggregate of those respective
	underlying tranches and the rate presented reflects the weighted average rate
	of the settled positions.
(4)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate
	for unsettled loans will be determined upon settlement after period end.
(5)	Perpetual security with no stated maturity date.
(6)	Affiliated Companies
(7)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$5	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$11,203	¤	¤	$21,323	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $5 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $21,323.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE U.S. HIGH YIELD FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	—	336,348	—	336,348
Common Stocks	617	—	—	617
Preferred Stocks	2,486	1,729	—	4,215
Short-Term Investments	21,323	—	—	21,323
Total	$24,426	$ 338,077	$ —	$ 362,503

[1] Includes Corporate Bonds and Bank Loans.